One Commerce Square
                                           Philadelphia, PA 19103


Delaware Investments
                                                     DELAWARE
                                                     INVESTMENTS
                                                     ____________


                                             1933 Act Rule 497(j)
                                                File No. 33-40991
                                       1940 Act File No. 811-6322


March 3, 1999


Filed via EDGAR (CIK #0000875352)
_________________________________

Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:  File No. 33-40991
     DELAWARE POOLED TRUST, INC. -
     THE INTERNATIONAL MID-CAP SUB PORTFOLIO
     ________________________________________


Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the form of Prospectus regarding The International Mid-Cap Sub Portfolio that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 26, the most recent post-effective amendment of Delaware Pooled Trust, Inc. Post-Effective Amendment No. 26 was filed electronically with the Commission on March 1, 1999 under paragraph (b) of Rule 485 under the Securities Act of 1933.

Very truly yours,

/s/Richelle S. Maestro
_______________________
Richelle S. Maestro
Senior Vice President/
Deputy General Counsel/
Assistant Secretary